UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2025 to November 30, 2025

Commission File Numbers of issuing entity: 333-253034-01; 333-278415-01

Central Index Key Number of issuing entity: 0001844964

VERIZON MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Numbers of depositor: 333-253034; 333-278415

Central Index Key Number of depositor: 0001836995

VERIZON ABS II LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

23-2259884

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey (Address of principal executive offices of the issuing entity)	07920 (Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2023-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-4, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2023-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2023-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-1, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-1, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-3, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-4, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-4, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-6, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-6, Fixed Rate Class C Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2024-8, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class B Notes	☐	☐	☒
Series 2024-8, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class A Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-1, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-3, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-3, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-5, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-5, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-7, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-7, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-7, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-7, Fixed Rate Class C Notes	☐	☐	☒
Series 2025-9, Fixed Rate Class A-1a Notes	☐	☐	☒
Series 2025-9, Floating Rate Class A-1b Notes	☐	☐	☒
Series 2025-9, Fixed Rate Class B Notes	☐	☐	☒
Series 2025-9, Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Master Trust for the distribution period commencing on November 1, 2025 and ending on November 30, 2025 is set forth in the monthly investor reports relating to the December 22, 2025 distribution, which are attached to this Form 10-D as the Exhibits listed under Item 10 below.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Master Trust for the distribution period commencing on November 1, 2025 and ending on November 30, 2025. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on January 31, 2025 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Master Trust.

Item 3. Sales of Securities and Use of Proceeds

Verizon ABS II LLC and Verizon Master Trust (the “Trust”) have filed with the Securities and Exchange Commission (the “Commission”) a registration statement (file numbers 333-278415 and 333-278415-01, respectively), which was declared effective on May 31, 2024, as amended effective as of June 3, 2025.

The Trust is a master trust that may, from time to time and at its sole discretion, issue additional series of notes, subject to the satisfaction of certain conditions set forth in Section 3.1 of the Master Collateral Agreement (as defined below). As of the date hereof, all of the series issued by the Trust are part of Group 1.

With respect to Group 1 (as such term is defined in the related Group Supplement), no Group Series (or any Group Creditor Representative with respect thereto) or Group Creditor (including any Noteholder) has or will have the right to consent to the Trust issuing any additional Group Series if the conditions set forth in Section 3.1 of the Master Collateral Agreement are satisfied. These conditions include, but are not limited to, (i) the delivery by or on behalf of the Trust to U.S. Bank Trust Company, National Association (as successor to U.S. Bank National Association), as master collateral agent (the “Master Collateral Agent”), of an officer’s certificate stating that, based upon the facts known to such officer, the consummation of such additional Group Series will not (x) result in the occurrence of (1) an amortization event with respect to any other Group Series of that Group or (2) an Event of Default with respect to that Group or (y) materially and adversely affect the amount of distributions to be made to the Creditors of any other Group Series of that Group pursuant to the transaction documents and other Series Related Documents, in each case, as determined in accordance with the Master Collateral Agreement; (ii) the delivery by Cellco Partnership d/b/a Verizon Wireless (“Cellco”), as servicer (the “Servicer”) to the Master Collateral Agent of an officer’s certificate stating that no Pool Balance Deficit is continuing or will result from issuing or entering into such additional Group Series of that Group; and (iii) the delivery by the Trust to the Master Collateral Agent and each Group Creditor Representative of that Group of an opinion of counsel stating that, among other things, all conditions precedent to issuing such additional Group Series have been complied with.

On November 25, 2025, the Trust issued its Series 2025-9 Asset Backed Notes (the “2025-9 Notes”) in an aggregate amount of $800,000,000. The Class A-1a Notes, Class A-1b Notes, Class B Notes and Class C Notes of the 2025-9 Notes, with an aggregate initial note balance of $800,000,000, were sold for an aggregate offering price of $799,890,074.33, with underwriting discounts of $1,919,891.99. The offer and sale of the 2025-9 Notes were registered under, and offered by BofA Securities, Inc., Morgan Stanley & Co. LLC, Santander US Capital Markets LLC, Truist Securities, Inc., Mischler Financial Group, Inc., PNC Capital Markets LLC and Samuel A. Ramirez & Company, Inc., as underwriters, pursuant to the Securities Act of 1933, as amended (the “Securities Act”). The offering for the Series 2025-9 Notes commenced on November 13, 2025, and it did not terminate prior to the sale of any or all of the Series 2025-9 Notes. The net proceeds to Verizon ABS II LLC from the sale of the 2025-9 Notes, after deducting expenses estimated to be $871,874, was $797,098,308.34.

On November 25, 2025, the Trust also issued its Series 2025-10 Asset Backed Notes (the “2025-10 Notes”) in an aggregate amount of $500,000,000. The offer and sale of the 2025-10 Notes were not registered under the Securities Act, and the 2025-10 Notes that were not retained by Verizon ABS II LLC or one or more of its affiliates were offered and sold to certain institutional initial purchasers pursuant to Section 4(a)(2) of the Securities Act, and then resold by such initial purchasers pursuant to Rule 144A under the Securities Act and Regulation S through privately negotiated transactions at varying prices. The offering for the 2025-10 Notes commenced on November 13, 2025, and it did not terminate prior to the sale of any or all of the 2025-10 Notes.

The net proceeds from the sale of the 2025-9 Notes and the 2025-10 Notes may be used by the Trust to acquire additional device payment plan agreements, to make the initial deposit in the related Reserve Account, to redeem other Credit Extensions, to make payments of principal on any other Credit Extensions (to the extent permitted thereby) and for other general corporate purposes.

Each Group 1 Series, including the 2025-9 Notes and the 2025-10 Notes, will be equally and ratably entitled to the benefits of the Master Collateral Agreement without preference, priority or distinction. On each Payment Date, each Group 1 Series then outstanding, including the 2025-9 Notes and the 2025-10 Notes, will be entitled to a portion of the Collections on the Receivables and other Group Available Funds for Group 1 for such Payment Date based on the Series Allocation Percentage for such Group 1 Series.

For more detailed information, see also (i) the Indenture, dated as of November 25, 2025 (the “Series 2025-9 Indenture”), between the Trust, as trust, and U.S. Bank Trust Company, National Association, as indenture trustee and note paying agent (which was included as Exhibit 4.2 to the Trust’s Form 8-K, as filed with the Commission on November 25, 2025), (ii) the Indenture, dated as of November 25, 2025 (the “Series 2025-10 Indenture”), between the Trust, as trust, and U.S. Bank Trust Company, National Association, as indenture trustee and note paying agent (which was included as Exhibit 4.2 to the Trust’s Form 8-K, as filed with the Commission on November 26, 2025) and (iii) the Master Collateral Agency and Intercreditor Agreement, dated as of May 25, 2021, among the Trust, the Master Collateral Agent, the Servicer, and the creditor representatives from time to time party thereto (which was included as Exhibit 4.1 to the Trust’s Form 8-K, as filed with the Commission on May 25, 2021), as amended by (x) Omnibus Amendment No. 1 to the Master Collateral Agency and Intercreditor Agreement, the Transfer and Servicing Agreement, the Originator Receivables Transfer Agreement and the Additional Transferor Receivables Transfer Agreement, dated as of November 4, 2021, among the Trust, Verizon DPPA Master Trust, Cellco, as Servicer, marketing agent, custodian and administrator, Verizon ABS II LLC, the Master Collateral Agent, and the originators party thereto from time to time (which was included as Exhibit 99.1 to the Trust’s Form 8-K, as filed with the Commission on November 4, 2021), (y) Omnibus Amendment No. 2 to the Master Collateral Agency and Intercreditor Agreement and the Amended and Restated Trust Agreement, dated as of August 11, 2022, among the Trust, U.S. Bank National Association, as master collateral agent, Wilmington Trust, National Association, as owner trustee, Verizon DPPA True-up Trust, Verizon ABS II LLC, as depositor and Cellco, as servicer, and acknowledged and agreed to by U.S. Bank Trust Company, National Association (which was included as Exhibit 99.2 to the Trust’s Form 8-K, as filed with the Commission on August 11, 2022) and (z) Amendment No. 3 to the Master Collateral Agency and Intercreditor Agreement, dated as of August 30, 2024, among the Trust, the Master Collateral Agent and Cellco, as administrator (which was included as Exhibit 99.1 to the Trust’s Form 8-K, as filed with the Commission on September 3, 2024) (the “Master Collateral Agreement”).

The terms “Class A-1a Notes,” “Class A-1b Notes,” “Class B Notes,” “Class C Notes” and “Reserve Account,” as such terms apply to the 2025-9 Notes, have the meaning assigned to them in Section 1.1 of the Series 2025-9 Indenture, the term “Reserve Account,” as such term applies to the 2025-10 Notes, has the meaning assigned to it in Section 1.1 of the Series 2025-10 Indenture, and the remaining capitalized terms used in this Item 3 have the meaning assigned to them in Appendix A of the Master Collateral Agreement, as applicable, each of which are incorporated by reference herein.

Item 10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust).

Exhibit 99.2	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2023-1).

Exhibit 99.3	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2023-4).

Exhibit 99.4	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2023-7).

Exhibit 99.5	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2024-1).

Exhibit 99.6	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2024-3).

Exhibit 99.7	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2024-4).

Exhibit 99.8	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2024-6).

Exhibit 99.9	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2024-8).

Exhibit 99.10	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2025-1).

Exhibit 99.11	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2025-3).

Exhibit 99.12	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2025-5).

Exhibit 99.13	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2025-7).

Exhibit 99.14	Monthly investor report relating to the December 22, 2025 distribution (Verizon Master Trust Series 2025-9).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 31, 2025

VERIZON MASTER TRUST

(Issuing Entity)

By:	Cellco Partnership,

solely as servicer

By:	/s/ Jon Ransegnola

Name: Jon Ransegnola

Title: Assistant Treasurer

5